Finance Receivables - Net Finance Receivables Modified as TDRs (Details)	3 Months Ended
	Mar. 31, 2016 USD ($) account	Mar. 31, 2015 USD ($) account
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	$ 2,000,000	$ 1,000,000
Number of TDR accounts | account	394	85
Personal Loans
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables		$ 1,000,000
Real Estate Loans Held for Sale
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 1,000,000
SpringCastle Portfolio
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	1,000,000	1,000,000
Personal loans
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	$ 1,000,000	$ 0
Number of TDR accounts | account	355	57
SpringCastle Portfolio
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	$ 0	$ 0
Number of TDR accounts | account	19	10
Real estate loans
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	$ 1,000,000	$ 1,000,000
Number of TDR accounts | account	20	18
Real Estate Loans Held for Sale
Financing Receivable, Modifications [Line Items]
TDR net finance receivables	$ 1,000,000	$ 0
Number of TDR accounts | account	9	9
Pre-modification TDR net finance receivables	$ 1,000,000	$ 1,000,000